Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Property And Equipment And Accumulated Depreciation

	December 31,
(In millions)	2011	2010

Home office properties	$133.2	$130.8
Office furniture and equipment	54.2	58.3
Capitalized software	154.4	142.4
Leasehold improvements	12.6	11.7
Property and equipment, gross	354.4	343.2
Less: accumulated depreciation	253.1	231.7
Property and equipment, net	$101.3	$111.5

Components Of Accumulated Other Comprehensive Income

	December 31,
(In millions)	2011	2010

Net unrealized capital gains on fixed maturity securities	$315.2	$217.7
Employee benefit plans	(80.1)	(56.8)
Total accumulated other comprehensive income	$235.1	$160.9

Other Comprehensive Income (Loss)

Years ended December 31,

(In millions)	2011	2010	2009

Unrealized gains on fixed maturity securities:
Net unrealized capital gains on fixed maturity securities	$159.3	$157.2	$326.7

Less: tax effects	55.9	56.7	115.9
Net unrealized capital gains on fixed maturity securities, net of tax	103.4	100.5	210.8
Net reclassifications adjustment for net capital (gains) losses included in
net income	(9.1)	(15.4)	5.5
Less: tax effects	(3.2)	(5.8)	2.0
Net reclassifications adjustment for realized net capital (gains) losses, net of tax	(5.9)	(9.6)	3.5
Total net unrealized gains on fixed maturity securities	97.5	90.9	214.3
Employee benefit plans:
Net prior service (cost) credit and net (losses) gains arising during the period	(40.9)	(7.7)	12.9
Less: tax effects	(14.3)	(2.7)	4.5
Net prior service (cost) credit and net (losses) gains arising during the period,
net of tax	(26.6)	(5.0)	8.4
Net reclassification adjustment for amortization to net periodic pension cost	5.0	5.6	7.6
Less: tax effects	1.7	2.0	2.7
Net reclassification adjustment for amortization to net periodic pension cost,
net of tax	3.3	3.6	4.9
Total unrealized changes in employee benefit plans	(23.3)	(1.4)	13.3
Total other comprehensive income, net of tax	$74.2	$89.5	$227.6